GOODWILL	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Goodwill	GOODWILL
The following table presents the balance and nature of the changes in goodwill:

	Cost		Accumulated Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021
Balance, beginning of year	$21,216	$15,539	$(989)	$(825)	$20,227	$14,714
Acquisitions through business combinations	9,581	6,591	—	—	9,581	6,591
Impairment losses	—	—	(121)	(177)	(121)	(177)
Foreign currency translation and other[1]	(1,030)	(914)	5	13	(1,025)	(901)
Balance, end of year	$29,767	$21,216	$(1,105)	$(989)	$28,662	$20,227
1.Includes adjustment to goodwill based on final purchase price allocation.
Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2022	2021
Private Equity	(a)	$16,264	$8,657
Infrastructure	(b)	8,789	8,979
Real Estate	(c)	1,756	1,264
Renewable Power and Transition	(d)	1,500	966
Asset Management		353	361
Total		$28,662	$20,227
a)    Private Equity
Goodwill in our Private Equity segment increased from the prior year largely due to the acquisitions of a dealer software and technology services operations and a lottery services operations. These acquisitions were partially offset by the adverse impact of foreign currency translation and an impairment loss in our offshore oil services operations. The most significant assumptions used in this determination are discount rates and perpetuity growth rates which individually range from 7.8% to 13.1%, and 0.8% to 3.3%, respectively. These assumptions and inputs are forecasted over a period of 5 years except for specific cases.
b)    Infrastructure
Goodwill in our Infrastructure segment decreased from the prior year primarily due to foreign currency translation and other, partially offset by goodwill from acquisitions completed in 2022 attributable to our Indian telecommunications business, North American residential infrastructure business and U.K. telecom tower portfolio.
The valuation assumptions used to determine the recoverable amount of goodwill has been determined using a discounted cash flow model. The key inputs are discount rates ranging from 11% – 14%, terminal capitalization multiples of 8x – 20x and cash flow periods from 6 – 19 years. The recoverable amounts for the years ended 2022 and 2021 were determined to be in excess of their carrying values.
c)    Real Estate
Goodwill in our Real Estate segment is primarily attributable to Center Parcs U.K. and IFC Seoul. The increase for the year is largely due to acquisition of our German office portfolio and reclassification of certain real estate assets from assets held for sale into commercial properties. The recoverable amounts for the years ended 2022 and 2021 were determined to be in excess of their carrying values.
The valuation assumptions used to determine the recoverable amount for Center Parcs U.K. were a discount rate of 10.3% based on a market-based-weighted-average cost of capital, terminal capitalization rate of 6.2% and a long-term growth rate of 3.0%.
d)    Renewable Power and Transition
Goodwill in our Renewable Power and Transition segment is primarily attributable to a hydroelectric portfolio and the distributed generation and utility-scale solar portfolios. The increase in goodwill is due to acquisitions completed during the year. The goodwill on the hydroelectric portfolio arose from the inclusion of a deferred tax liability as the tax bases of the net assets acquired were lower than their fair values. The goodwill is recoverable as long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. For the remaining goodwill balance, the recoverable amounts for the years ended 2022 and 2021 were determined to be in excess of their carrying values. The key inputs are discount rates ranging from 9% to 15%, terminal capitalization rate of 3x to 5x, cashflow periods from 4 to 5 years and future leverage assumptions of the operating segment.
Inputs used to Determine Recoverable Amounts of Goodwill
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	•Future cash flows	•Increases (decreases) in future cash flows increase (decrease) the recoverable amount	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) the recoverable amount	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	•Terminal capitalization rate/multiple	•Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	•Investment horizon/terminal year of cash flows	•Increases (decreases) in the investment horizon/terminal year of cash flows decrease (increase) the recoverable amount
•Increases (decreases) in the investment horizon/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year